Per Share Data - Additional Information (Detail) - shares	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Officer's Compensation Board Incentive Plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares held for incentive plans, to be deducted in calculation of the weighted-average shares for EPS computation	3,401,500	2,932,447